NEW YORK LIFE INSURANCE COMPANY
51 Madison Avenue, 10SB
New York, New York 10010
(212) 576-7558 Fax: (212) 447-0569
E-mail: charles_a_whites@newyorklife.com
www.newyorklife.com
CHARLES A. WHITES, JR.
Associate General Counsel
VIA EDGAR
December 23, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)
NYLIAC Variable Annuity Separate Account — III (“Registrant”)
Initial Registration Statement on Form N-4 for New York Life Advantage
Variable Annuity (the “Policy”)
Commissioners:
Submitted herewith for filing on behalf of Registrant and its depositor, NYLIAC, is one electronically formatted copy of the above-referenced registration statement (“Registration Statement”) under the Securities Act of 1933 and the Investment Company Act of 1940.
1. REGISTRATION STATEMENT
The Registration Statement relates to a new policy that NYLIAC plans to market under the name “New York Life Advantage Variable Annuity”. Interests in the Policy will be offered through the Registrant, which is a separate account of NYLIAC established on November 30, 1994, pursuant to resolutions of NYLIAC’s Board of Directors.
The Policy contains a significant amount of disclosure from the New York Life Premier Variable Annuity. The Policy is a deferred variable annuity featuring, among other things, the ability to allocate premium payments to variable investment options, a dollar cost averaging account, as well as the ability to purchase guaranteed income, and a guaranteed death benefit if the policyowner dies before or after the payout phase of the annuity begins. The primary difference between the Policy and the New York Life Premier Variable Annuity is that the Policy provides the ability for the policy owner to purchase guaranteed future income.

Securities and Exchange Commission

2. TIMETABLE FOR EFFECTIVENESS
NYLIAC plans to begin marketing the Policy on or about May 1, 2012 (“Launch Date”). Accordingly, we would appreciate the Commission staff’s efforts in processing the Registration Statement so that it may be declared effective on or before April 10, 2012, to provide enough time to print the prospectuses in advance of the Launch Date.
At the appropriate time, Registrant or its counsel, Jorden Burt LLP, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter, NYLIFE Distributors, LLC, have authorized such counsel to state on their behalf that they are aware of their obligations under the Securities Act.
To facilitate the Commission staff’s review of the Registration Statement, we would be happy, upon request, to furnish the staff with a comparison of the various features of the Policy to other variable annuities that NYLIAC offers.

I look forward to receiving your comments at your earliest convenience. If you have any questions concerning this filing, please contact the undersigned at 212-576-7558.
Very truly yours,
/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Associate General Counsel
cc: Mr. Patrick Scott